Property and equipment - Summary of Depreciation and Amortization Expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment [abstract]
Cost of services	R$ 688,491	R$ 606,639	R$ 529,793
General and administrative expenses	222,169	229,394	226,353
Selling expenses	38,734	42,148	43,879
Other income or expenses, net	0	0	301
Adjustments for depreciation and amortisation expense	949,394	878,181	800,326
Depreciation charge	668,412	585,311	513,413
Amortization charge	R$ 280,982	R$ 292,870	R$ 286,913